Quarterly Holdings Report
for
Fidelity® MSCI Energy Index ETF
April 30, 2021
T03-QTLY-0621
1.9584806.107

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 9.6%
Oil & Gas Drilling – 0.6%
Helmerich & Payne, Inc.	94,504	$ 2,422,137
Patterson-UTI Energy, Inc.	184,672	1,248,383
Transocean Ltd. (a)	577,984	1,861,108
		5,531,628
Oil & Gas Equipment & Services – 9.0%
Archrock, Inc.	126,168	1,178,409
Baker Hughes Co.	569,302	11,431,584
Bristow Group, Inc. (a)	11,778	311,646
Cactus, Inc. Class A	50,202	1,496,522
ChampionX Corp. (a)	166,364	3,495,308
Core Laboratories N.V.	42,522	1,198,270
DMC Global, Inc.	15,988	863,352
Dril-Quip, Inc. (a)	31,695	971,452
Frank's International N.V. (a)	142,421	462,868
Halliburton Co.	733,604	14,349,294
Helix Energy Solutions Group, Inc. (a)	151,389	649,459
Liberty Oilfield Services, Inc. Class A	96,542	1,129,541
NexTier Oilfield Solitions, Inc. (a)	180,691	648,681
NOV, Inc.	326,208	4,876,809
Oceaneering International, Inc. (a)	104,024	1,118,258
ProPetro Holding Corp. (a)	89,243	859,410
RPC, Inc. (a)	82,711	401,975
Schlumberger N.V.	1,147,713	31,045,637
Select Energy Services, Inc. Class A (a)	75,955	366,863
TechnipFMC PLC	366,307	2,710,672
		79,566,010
TOTAL ENERGY EQUIPMENT & SERVICES		85,097,638
OIL, GAS & CONSUMABLE FUELS – 90.2%
Coal & Consumable Fuels – 0.1%
Arch Resources, Inc.	15,181	674,188
Integrated Oil & Gas – 42.3%
Chevron Corp.	1,548,806	159,635,434
Exxon Mobil Corp.	3,416,091	195,537,049
Occidental Petroleum Corp.	770,458	19,538,815
		374,711,298
Oil & Gas Exploration & Production – 24.9%
Antero Resources Corp. (a)	226,745	2,045,240
APA Corp.	317,662	6,353,240
Bonanza Creek Energy, Inc. (a)	25,536	844,986
Brigham Minerals, Inc. Class A	47,728	818,058
Cabot Oil & Gas Corp.	333,896	5,566,046
Cimarex Energy Co.	89,040	5,894,448
CNX Resources Corp. (a)	197,230	2,646,827
ConocoPhillips	947,990	48,480,209
Continental Resources, Inc.	81,886	2,230,575
Devon Energy Corp.	518,328	12,118,509
Diamondback Energy, Inc.	144,253	11,789,798
EOG Resources, Inc.	481,297	35,442,711
EQT Corp. (a)	234,284	4,474,824

	Shares	Value

Hess Corp.	229,641	$ 17,110,551
Kosmos Energy Ltd.	414,662	1,185,933
Magnolia Oil & Gas Corp. Class A (a)	138,453	1,558,981
Marathon Oil Corp.	671,967	7,566,348
Matador Resources Co.	104,039	2,737,266
Murphy Oil Corp.	129,030	2,184,478
Ovintiv, Inc.	224,964	5,383,388
PDC Energy, Inc. (a)	90,245	3,294,845
Pioneer Natural Resources Co.	171,543	26,388,460
Range Resources Corp. (a)	206,148	2,024,373
Southwestern Energy Co. (a)	608,666	2,599,004
Talos Energy, Inc. (a)	48,373	541,294
Texas Pacific Land Corp.	5,327	8,204,379
Viper Energy Partners LP	62,606	1,127,534
		220,612,305
Oil & Gas Refining & Marketing – 11.3%
Alto Ingredients, Inc. (a)	81,442	452,817
Clean Energy Fuels Corp. (a)	171,625	1,887,875
CVR Energy, Inc.	31,683	674,531
Delek US Holdings, Inc.	68,115	1,616,369
Green Plains, Inc. (a)	6,911	205,948
HollyFrontier Corp.	131,555	4,604,425
Marathon Petroleum Corp.	538,524	29,968,861
Par Pacific Holdings, Inc. (a)	48,102	730,669
PBF Energy, Inc. Class A (a)	98,056	1,390,434
Phillips 66	361,189	29,223,802
Renewable Energy Group, Inc. (a)	40,411	2,243,619
REX American Resources Corp. (a)	7,094	572,699
Valero Energy Corp.	337,545	24,964,828
World Fuel Services Corp.	56,935	1,761,000
		100,297,877
Oil & Gas Storage & Transportation – 11.6%
Antero Midstream Corp.	254,878	2,202,146
Cheniere Energy, Inc. (a)	190,135	14,739,265
Dorian LPG Ltd. (a)	38,074	506,004
EnLink Midstream LLC (a)	264,862	1,226,311
Equitrans Midstream Corp.	355,369	2,899,811
International Seaways, Inc.	27,207	481,020
Kinder Morgan, Inc.	1,683,409	28,702,123
ONEOK, Inc.	368,631	19,294,147
Plains GP Holdings LP Class A (a)	161,958	1,519,166
Targa Resources Corp.	199,135	6,907,993
The Williams Cos., Inc.	1,004,648	24,473,225
		102,951,211
TOTAL OIL, GAS & CONSUMABLE FUELS		799,246,879
TOTAL COMMON STOCKS (Cost $893,298,126)		884,344,517

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,060,000)	1,060,000	$ 1,060,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $894,358,126)		885,404,517
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		983,647
NET ASSETS – 100.0%		$ 886,388,164

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $152,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P Energy Select Sector Index Contracts (United States)	38	June 2021	$1,941,800	$599	$599
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	3

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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4	Quarterly Report